Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Investment income	$ 68	$ 60	$ 107
Expenses
Depreciation	13	12	10
Exploration and evaluation (Note 13)	8,723	2,428	7,650
Listing and regulatory	86	70	85
Management and directors	868	650	690
Office and general	541	462	531
Professional	162	216	189
Shareholder and investor communications	257	223	245
Share-based compensation (Note 12)	842	1,104	124
Total Expenses	11,492	5,165	9,524
Other income (expense)
Gain on marketable securities (Note 5)	0	0	486
Gain on foreign currency translation (Note 9)	148	0	0
Finance costs (Notes 9 and 10)	(68)	(36)	(48)
Gain on change in decommissioning provision (Note 10)	3	64	246
Tax deduction recovery (Note 14)	267	0	471
Total Other income	350	28	1,155
Net loss for the period	(11,074)	(5,077)	(8,262)
Other comprehensive income (loss)	0	0	0
Comprehensive loss for the period	$ (11,074)	$ (5,077)	$ (8,262)
Net loss per share - basic and diluted	$ (0.04)	$ (0.02)	$ (0.04)
Weighted average number of shares outstanding
Basic and diluted	266,111,543	238,480,985	218,047,709